Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	6,684	8,889
Restricted cash	260	1,550
Restricted cash, non-current	500	600
Total	7,444	11,039